COMMITMENTS (Tables)	12 Months Ended
Jan. 31, 2015
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
Fiscal year ended January 31, 2016	$74,820
Fiscal year ended January 31, 2017	$5,414

Schedule of Future Minimum Lease Payments for Consulting Contracts [Table Text Block]
Fiscal year ended January 31, 2016	$106,205